Contingent Consideration - Schedule of Development Milestone Payments (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Commencement of Phase 3 diagnostic clinical trial for (68Ga-TRIVEHEXIN) (Diagnostic) [member] | AVb6 Integrin intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	$ 2,000
Any Marketing Approval in Japan, China, Hong Kong or the United States of (68Ga-TRIVEHEXIN) for diagnostic application (Diagnostic) [member] | AVb6 Integrin intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	3,000
Last patient Phase 1 (Therapeutic) [member] | AVb6 Integrin intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	5,000
First patient Phase 2 (Therapeutic) [member] | AVb6 Integrin intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	10,000
Last patient Phase 2 (Therapeutic) [member] | AVb6 Integrin intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	10,000
First patient Phase 3 (Therapeutic) [member] | AVb6 Integrin intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	15,000
Last patient Phase 3 (Therapeutic) [member] | AVb6 Integrin intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	15,000
Any Marketing Approval in the Territory other than in Australia (Therapeutic) [member] | AVb6 Integrin intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	30,000
Equivalent of Either of These that is Sufficient to Allow Dosing in Humans in any Country in the Territory [Member] | hu PSA Anti-body intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	3,000
Last patient Phase 1 [member] | hu PSA Anti-body intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	5,000
First patient Phase 2 [member] | hu PSA Anti-body intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	11,000
Last patient Phase 2B [member] | hu PSA Anti-body intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	12,500
First patient Pivotal Study [member] | hu PSA Anti-body intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	15,000
Upon the dosing of the final patient in a Pivotal Study [member] | hu PSA Anti-body intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	15,000
FDA submission [member] | hu PSA Anti-body intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	7,000
FDA approval [member] | hu PSA Anti-body intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	25,000
EMA approval [member] | hu PSA Anti-body intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	10,000
PMDA approval [member] | hu PSA Anti-body intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	5,000
Second indication, approval at first of FDA, EMA, PMDA [member] | hu PSA Anti-body intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	10,000
Approval at first of FDA, EMA, PMDA for Diagnostic trials [member] | hu PSA Anti-body intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	5,000
IND allowance by the U.S. FDA or the EMA or the NMPA (for either the HER-2 or the TROP-2 Therapeutic) [member] | NanoMab intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	5,000	[1]
IND allowance by the U.S. FDA or the EMA or the NMPA (for the PKT-7 Therapeutic) [member] | NanoMab intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	500	[1]
First patient dosed in the first Phase 1 therapeutic clinical trial [member] | NanoMab Technology Limited [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	1,000	[2]
First patient dosed in the first Phase 1 therapeutic clinical trial [member] | NanoMab intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	1,000	[1]
First patient dosed in the first Phase 2 therapeutic clinical trial [member] | NanoMab Technology Limited [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	2,000	[2]
First patient dosed in the first Phase 2 therapeutic clinical trial [member] | NanoMab intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	2,000	[1]
First patient dosed in the first Phase 3 therapeutic clinical trial, or approval of a Licensed Product [member] | NanoMab intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	3,000	[1]
IND submission to the U.S. FDA or the EMA or the NMPA for PDL-1 Therapeutic) – binding license agreement with a third-party to improve Camelid PDL-1 therapeutic index [Member] | NanoMab Technology Limited [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	250
IND submission to the U.S. FDA or the EMA or the NMPA for PDL-1 Therapeutic) - IND submission for the Camelid PDL-1 New Formulation [Member] | NanoMab Technology Limited [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	250	[2]
First patient dosed in the first Phase 3 therapeutic clinical trial [member] | NanoMab Technology Limited [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	3,000	[2]
Phase 1 clinical trial commencement limited to each of the 1st indication [member] | Pivalate intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	45,000
Phase 2 clinical trial commencement limited to each of the 1st 3 indications [member] | Pivalate intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	225,000
Phase 3 clinical trial commencement limited to each of the 1st 3 indications [member] | Pivalate intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	630,000
Grant of US Regulatory Approval [member] | Pivalate intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	900,000
Grant of US Regulatory Approval [member] | Therapeutic development [member] | Pivalate intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	3,600
Grant of EU (or UK) Regulatory Approval [member] | Pivalate intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	450,000
First commercial sale [member] | Pivalate intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	900,000
First commercial sale [member] | Therapeutic development [member] | Pivalate intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	4,500
Aggregate Net Sales worldwide exceeding [member] | Pivalate intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	630,000
Aggregate Net Sales worldwide exceeding [member] | Therapeutic development [member] | Pivalate intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	2,700
Aggregate Net Sales worldwide exceeding [member] | Pivalate intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	3,150
Aggregate Net Sales worldwide exceeding [member] | Therapeutic development [member] | Pivalate intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	13,500
Clearing of IND in the US or any country in Territory [member] | Therapeutic development [member] | Pivalate intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	90,000
Phase 1 clinical trial/pivotal study commencement, limited to each of the 1st indication [member] | Therapeutic development [member] | Pivalate intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	225,000
Phase 2 clinical trial/pivotal study commencement, limited to each of the 1st 3 indications [member] | Therapeutic development [member] | Pivalate intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	630,000
Phase 3 clinical trial/pivotal study commencement, limited to each of the 1st 3 indications [member] | Therapeutic development [member] | Pivalate intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	1,800
Grant of MA in the EU (or UK) [member] | Therapeutic development [member] | Pivalate intellectual property [member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	1,800
Initiation of Phase I Clinical Trial of a Licensed Product [member] | Anderson for Licenced products that target B7-H3 and/or are covered by B7-H3 patent rights [member] | Radiopharm Ventures LLC [Member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	75,000
Initiation of Phase I Clinical Trial of a Licensed Product [member] | Anderson for any other licenced product [member] | Radiopharm Ventures LLC [Member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	50,000
Initiation of Phase II Clinical Trial of a Licensed Product [member] | Anderson for Licenced products that target B7-H3 and/or are covered by B7-H3 patent rights [member] | Radiopharm Ventures LLC [Member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	275,000
Initiation of Phase II Clinical Trial of a Licensed Product [member] | Anderson for any other licenced product [member] | Radiopharm Ventures LLC [Member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	200,000
Initiation of Phase III Clinical Trial of a Licensed Product [member] | Anderson for Licenced products that target B7-H3 and/or are covered by B7-H3 patent rights [member] | Radiopharm Ventures LLC [Member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	525,000
Initiation of Phase III Clinical Trial of a Licensed Product [member] | Anderson for any other licenced product [member] | Radiopharm Ventures LLC [Member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	400,000
Filing of BLA (or equivalent in a non-US jurisdiction) for a Licensed Product [member] | Anderson for Licenced products that target B7-H3 and/or are covered by B7-H3 patent rights [member] | Radiopharm Ventures LLC [Member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	850,000
Filing of BLA (or equivalent in a non-US jurisdiction) for a Licensed Product [member] | Anderson for any other licenced product [member] | Radiopharm Ventures LLC [Member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	750,000
Regulatory Approval of a BLA for a Licensed Product by the FDA [member] | Anderson for Licenced products that target B7-H3 and/or are covered by B7-H3 patent rights [member] | Radiopharm Ventures LLC [Member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	5,150
Regulatory Approval of a BLA for a Licensed Product by the FDA [member] | Anderson for any other licenced product [member] | Radiopharm Ventures LLC [Member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	5,000
Regulatory Approval of a BLA (or equivalent in a non-US jurisdiction) for a Licensed Product by the European Union equivalent of the FDA [member] | Anderson for Licenced products that target B7-H3 and/or are covered by B7-H3 patent rights [member] | Radiopharm Ventures LLC [Member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	4,000
Regulatory Approval of a BLA (or equivalent in a non-US jurisdiction) for a Licensed Product by the European Union equivalent of the FDA [member] | Anderson for any other licenced product [member] | Radiopharm Ventures LLC [Member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	3,000
Regulatory Approval of a BLA (or equivalent in a non-US jurisdiction) for a Licensed Product by the Japanese equivalent of the FDA [member] | Anderson for Licenced products that target B7-H3 and/or are covered by B7-H3 patent rights [member] | Radiopharm Ventures LLC [Member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	3,500
Regulatory Approval of a BLA (or equivalent in a non-US jurisdiction) for a Licensed Product by the Japanese equivalent of the FDA [member] | Anderson for any other licenced product [member] | Radiopharm Ventures LLC [Member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	2,500
Regulatory Approval of a BLA (or equivalent in a non-US jurisdiction) for a Licensed Product by the Chinese equivalent of the FDA [member] | Anderson for Licenced products that target B7-H3 and/or are covered by B7-H3 patent rights [member] | Radiopharm Ventures LLC [Member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	3,500
Regulatory Approval of a BLA (or equivalent in a non-US jurisdiction) for a Licensed Product by the Chinese equivalent of the FDA [member] | Anderson for any other licenced product [member] | Radiopharm Ventures LLC [Member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	2,500
FDA IND allowance for a therapeutic product [member] | Radiopharm Ventures LLC [Member]
Schedule of Development Milestone Payments [Line Items]
Milestone payment	$ 2,300

[1]	Payment to be made in the form of ordinary shares in the company, based on the price of the 7 day VWAP prior to the announcement of the milestone on the ASX.
[2]	Payment to be made in the form of ordinary shares in the company, based on the price of the 7 day (VWAP) prior to the announcement of the milestone on the ASX.